Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,988,592)	$ (3,834,465)	$ (2,578,541)
Less: Net loss from discontinued operations
Net loss from continuing operations	(2,988,592)	(3,834,465)	(2,578,541)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss of intangible assets			79,821
Impairment loss of fixed assets	504,693	1,827,373
Depreciation of fixed assets	253,101	422,622	449,404
Loss/(Gain) on market price of short-term investment	(3,474)	(216,410)	7
Loss on share-based payment liabilities	73,500
Loss on market price of crypto assets	653,164	651,441
Expenses included in financing activities	11,587	125,137	630,305
Stock-based compensation	293,322
(Gain)/Loss from selling short-term investments		(35,771)	79,742
Exchange gains and losses	1,012	7,616	13,443
Other income		11,451
Changes in operating assets and liabilities, net of effect of acquisitions:
Digital assets generated from mining business	(208,017)	(274,450)	(166,242)
Digital assets used to pay expenses	62,498
Clearing deposit	(100,445)
Accounts receivable	(98,942)
Accrued revenue	(19,934)
Prepaid expenses and other current assets	30,622	12,285	9,850
Right-of-use assets	158,887	158,887	158,887
Deferred tax assets	(13,334)	325,646	(772)
Accounts payable	17	41,234	(22,075)
Advance from customers	285,307	(45,000)	(80,000)
Accrued expenses and other current liabilities	(36,629)	(193,005)	20,960
Lease liabilities	(187,281)	(173,017)	(104,324)
Net cash used in continuing operations	(1,328,938)	(1,188,426)	(1,509,535)
Net cash used in discontinued operations
Net cash used in operating activities	(1,328,938)	(1,188,426)	(1,509,535)
Cash flows from investing activities:
Cash from selling short-term investments		1,939,850	750,258
Cash from receiving short-term investment interest	301	47,894	5,945
Prepayments for purchasing fixed assets		(2,611)	(3,000,000)
Cash paid for short-term investments	(1,094,896)	(364,531)	(3,136,411)
Cash paid for long-term equity investments			(160,000)
Advance payment for acquisition			(120,000)
Net cash (used in)/provided by continuing operations	(1,094,595)	1,620,602	(5,660,208)
Net cash (used in)/provided by discontinued operations
Net cash (used in)/provided by investing activities	(1,094,595)	1,620,602	(5,660,208)
Cash flows from financing activities:
Issuance of common stock	8,041,900		5,000,000
Convertible notes	(4,000,000)	(1,950,000)	9,000,000
Financing costs	(375,000)	(480,000)	(700,000)
Net cash provided by/(used in) continuing operations	3,666,900	(2,430,000)	13,300,000
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) financing activities	3,666,900	(2,430,000)	13,300,000
Effect of exchange rate changes by continuing operations	53	(19)	(100)
Effect of exchange rate changes by discontinued operations
Effect of exchange rate changes	53	(19)	(100)
Increase/(decrease) in cash and cash equivalents, and restricted cash	1,243,420	(1,997,843)	6,130,157
Cash and cash equivalents, and restricted cash, beginning of the year 2023, 2024 and 2025	24,009,331	16,208,949	7,537,873	$ 7,537,873
Cash and cash equivalents, and restricted cash, as of June 30, 2023, 2024 and 2025	25,252,751	14,211,106	13,668,030	$ 16,208,949
Supplement disclosure of cash flow information interest paid